UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independence Capital Asset Partners, LLC
Address: 1400 16th Street, Suite 520
         Denver, CO 80202

13F File Number: 028-11636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Anita E. Falicia
Title: Principal
Phone: 303-209-4100

Signature,                               Place,             and Date of Signing:


/s/   Anita E. Falicia                   Denver, CO          November 14, 2008
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $169,237(thousands)

List of Other Included Managers: N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN WATER WORKS CO INC    COM              030420103     5999   279014 SH       Sole                   225236             53778
AMYLIN PHARMACEUTICALS COM     COM              032346108     7726   382100 SH       Sole                   308780             73320
ARCH COAL INC COM              COM              039380100     4934   150000 SH       Sole                   121245             28755
BP PLC SPONSORED ADR           COM              055622104    10553   210335 SH       Sole                   170014             40321
BREITBURN ENERGY PRTNR COM UT  COM              106776107      943    63450 SH       Sole                    51286             12164
CADENCE PHARMACEUTICAL COM     COM              12738t100     4583   516157 SH       Sole                   416566             99591
CORRECTIONS CP AM NEW COM NEW  COM              22025y407     7569   304600 SH       Sole                   246337             58263
COVANTA HLDG CORP COM          COM              22282e102     3494   145964 SH       Sole                   118038             27926
DIRECTV GROUP INC COM          COM              25459l106    10472   400000 SH       Sole                   323369             76631
DISCOVERY COMMUNICATIONS-A     COM              25470f104     1069    74999 SH       Sole                    60507             14492
DISCOVERY COMMUNICATIONS-C     COM              25470f302     1062    74999 SH       Sole                    60507             14492
ENERGY SOLUTIONS INC           COM              292756202     1311   131100 SH       Sole                   105969             25131
EQUITABLE RES INC COM          COM              294549100     3668   100000 SH       Sole                    80811             19189
EXXON MOBIL CORPORATIONCMN     COM              30231g102    10096   130000 SH       Sole                   105081             24919
FLUOR CORP NEW COM             COM              343412102     2183    39200 SH       Sole                    31685              7515
FREEPORT-MCMORAN COP&G CL B    COM              35671d857     5496    96675 SH       Sole                    78139             18536
INTERFACE INC-CL A             COM              458665106     1595   140325 SH       Sole                   114149             26176
JPMORGAN & CHASE & CO COM      COM              46625h100     4380    93800 SH       Sole                    75819             17981
MICROSOFT CORP COM             COM              594918104    14680   550000 SH       Sole                   444564            105436
MYLAN INC COM                  COM              628530107     2855   250000 SH       Sole                   202055             47945
NATIONAL CINEMEDIA             COM              635309107     2981   269731 SH       Sole                   218034             51697
NORTHERN TRUST                 COM              665859104     9361   129653 SH       Sole                   104717             24936
OWENS CORNING CMN              COM              690742101     2533   105950 SH       Sole                    85207             20743
OWENS-ILLINOIS INC             COM              690768403      353    11995 SH       Sole                     9695              2300
PEOPLES UTD FINL INC COM       COM              712704105     6376   331212 SH       Sole                   267707             63505
PETROHAWK ENERGY CORP COM      COM              716495106     3972   183653 SH       Sole                   148444             35209
PETROLEO BRASILEIRO SA SPONSOR COM              71654v408     8033   182783 SH       Sole                   147738             35045
POLYPORE INTL INC COM          COM              73179v103     2514   116885 SH       Sole                    94847             22038
QUALCOMM INCCMN                COM              747525103     8594   200000 SH       Sole                   161819             38181
REGENCY ENERGY PARTNERS LP     COM              75885y107     4049   220749 SH       Sole                   178444             42305
SEQUENOM INC COM NEW           COM              817337405     9317   350000 SH       Sole                   282906             67094
SOLUTIA INC COM NEW            COM              834376501     1270    90700 SH       Sole                    73356             17344
VIACOM INC-CLASS B             COM              92553p201     5216   210000 SH       Sole                   169743             40257